Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.03871%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,940,639.02

Principal:
Principal Collections	$25,774,266.95
Prepayments in Full	$12,522,390.44
Liquidation Proceeds	$448,421.35
Recoveries	$117,612.78
Sub Total	$38,862,691.52
Collections	$40,803,330.54

Purchase Amounts:
Purchase Amounts Related to Principal	$317,965.52
Purchase Amounts Related to Interest	$1,843.97
Sub Total	$319,809.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,123,140.03

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,123,140.03
Servicing Fee	$816,819.55	$816,819.55	$0.00	$0.00	$40,306,320.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,306,320.48
Interest - Class A-2a Notes	$156,649.71	$156,649.71	$0.00	$0.00	$40,149,670.77
Interest - Class A-2b Notes	$99,126.69	$99,126.69	$0.00	$0.00	$40,050,544.08
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$39,422,206.58
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$39,205,406.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,205,406.58
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$39,117,393.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,117,393.25
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$39,054,251.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,054,251.25
Regular Principal Payment	$35,517,267.01	$35,517,267.01	$0.00	$0.00	$3,536,984.24
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,536,984.24
Residual Released to Depositor	$0.00	$3,536,984.24	$0.00	$0.00	$0.00
Total		$41,123,140.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,517,267.01
Total					$35,517,267.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,378,540.20	$63.45	$156,649.71	$0.39	$25,535,189.91	$63.84
Class A-2b Notes	$10,138,726.81	$63.45	$99,126.69	$0.62	$10,237,853.50	$64.07
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$35,517,267.01	$22.60	$1,252,069.23	$0.80	$36,769,336.24	$23.40

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$141,338,081.56	0.3533452	$115,959,541.36	0.2898989
Class A-2b Notes	$56,464,563.57	0.3533452	$46,325,836.76	0.2898989
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$863,392,645.13	0.5493053	$827,875,378.12	0.5267086

Pool Information
Weighted Average APR	2.385%	2.374%
Weighted Average Remaining Term	42.78	41.93
Number of Receivables Outstanding	49,942	48,993
Pool Balance	$980,183,456.12	$940,575,905.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$900,941,018.51	$864,829,638.24
Pool Factor	0.5705297	0.5474755

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$75,746,266.82
Targeted Overcollateralization Amount	$112,700,526.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,700,526.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$544,506.80
(Recoveries)		86	$117,612.78
Net Loss for Current Collection Period			$426,894.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5226%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4623%
Second Prior Collection Period			0.6210%
Prior Collection Period			0.5160%
Current Collection Period			0.5334%
Four Month Average (Current and Prior Three Collection Periods)			0.5332%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1877	$7,599,835.15
(Cumulative Recoveries)			$647,819.54
Cumulative Net Loss for All Collection Periods			$6,952,015.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4047%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,048.93
Average Net Loss for Receivables that have experienced a Realized Loss			$3,703.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	436	$9,770,275.54
61-90 Days Delinquent	0.10%	39	$964,363.43
91-120 Days Delinquent	0.02%	8	$232,397.57
Over 120 Days Delinquent	0.04%	13	$343,013.88
Total Delinquent Receivables	1.20%	496	$11,310,050.42

Repossession Inventory:
Repossessed in the Current Collection Period		36	$855,790.02
Total Repossessed Inventory		43	$1,170,051.86

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1002%
Prior Collection Period			0.1261%
Current Collection Period			0.1225%
Three Month Average			0.1163%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1637%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer